Class I Shares | ING T. Rowe Price International Stock Portfolio
Average Annual Total Returns % (for the periods ended December 31, 2010)
Average Annual Total Returns Class I Shares ING T. Rowe Price International Stock Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class I		13.92%	3.65%		7.44%		Apr. 29, 2005
Class I MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%	4.82%		7.55%	[3]
Class I MSCI EAFE Index	[2]	7.75%	2.46%		4.95%	[3]
[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.